Financial Instruments - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Assets
Fair value of financial instruments transferred from Level 1 to Level 2	£ 0	£ 0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred from Level 2 to Level 3	0	0
Fair value of financial instruments transferred from Level 3 to Level 2	0	0
Liabilities
Fair value of financial instruments transferred from Level 1 to Level 2	0	0
Fair value of financial instruments transferred from Level 2 to Level 1	0	0
Fair value of financial instruments transferred from Level 2 to Level 3	0	0
Fair value of financial instruments transferred from Level 3 to Level 2	£ 0	£ 0